SUBSEQUENT EVENT TRANSACTIONS (Details)	Nov. 30, 2016 USD ($) shares
SUBSEQUENT EVENT TRANSACTIONS DETAILS
Issued common shares on conversion | shares	148,576,696
Company issued common shares on conversion of principal	$ 71,295
Interest on convertible debt	$ 8,772